Investment In Navios Europe I And Navios Europe II	12 Months Ended
Dec. 31, 2016
EQUITY METHOD INVESTMENTS AND JOINT VENTURES [Abstract]
Investment in Navios Europe I and Navios Europe II
NOTE 20 - INVESTMENT IN NAVIOS EUROPE I AND NAVIOS EUROPE II
Navios Europe I: On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe I and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).
On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a variable interest entity (“VIE”) and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I. Navios Partners further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.
As of December 31, 2016, the estimated maximum potential loss by Navios Partners in Navios Europe I would have been $1,390, which represents the Company's carrying value of the investment of $640 plus the Company's balance of the Navios Revolving Loans I of $750 and did not include the undrawn portion of the Navios Revolving Loans I.
As of December 31, 2016, the Navios Partners' portion of the Navios Revolving Loan I outstanding was $750. Investment income of $74 was recognized in the Statements of Operations under the caption of “Other income” for the year ended December 31, 2016. Investment income of $45 was recognized in the Statements of Operations under the caption of “Other income” for the year ended December 31, 2015.

Navios Europe II: On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities net of loan discount amounting to $3,375 (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe II) (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147, at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”).
On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a variable interest entity (“VIE”) and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II. Navios Partners further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.
As of December 31, 2016, the estimated maximum potential loss by Navios Partners in Navios Europe II would have been $1,837, which represents the Company's carrying value of the investment of $616 plus the Company's balance of the Navios Revolving Loans II of $1,221 and does not include the undrawn portion of the Navios Revolving Loans II.
As of December 31, 2016, the Navios Partners' portion of the Navios Revolvings Loan II outstanding was $1,221. Investment loss of $(133) was recognized in the Statements of Operations under the caption of “Other income” for the year ended December 31, 2016. Investment income of $49 was recognized in the Statements of Operations under the caption of “Other income” for the year ended December 31, 2015.